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                              DORSEY & WHITNEY LLP


                             PILLSBURY CENTER SOUTH
                             220 SOUTH SIXTH STREET
                        MINNEAPOLIS, MINNESOTA 55402-1498
                            TELEPHONE: (612) 340-2600
                               FAX: (612) 340-2868

                                BETHANY S. BRAND
                                 (612) 340-6319

                                February 25, 1997


Securities and Exchange Commission
450 Fifth Street N.W.                             ELECTRONICALLY FILED VIA EDGAR
Washington, D.C. 20549

     Re:  Piper Funds Inc. -- II
          File Nos. 33-60515 and 811-07279

Dear Sir or Madam:

          Pursuant to Rule 497(j), Piper Funds Inc. -- II certifies that:

          (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #6 filed February 18, 1997); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                        Very truly yours,

                                        /s/ Bethany S. Brand

                                        Bethany S. Brand

cc:  Kathleen Prudhomme
     Kathleen Gorman